Note 14 - Mortgage Warehouse Credit Facilities	12 Months Ended
Dec. 31, 2025
Warehouse Credit Facilities [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]
14.	Mortgage warehouse credit facilities

The following table summarizes the Company’s mortgage warehouse credit facilities:

		December 31, 2025		December 31, 2024
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.40%	October 15, 2026	$275,000	$88,708	$275,000	$72,642
Facility B - SOFR plus 1.45% [1]	On demand	225,000	-	125,000	-
Facility C - SOFR plus 1.45%	September 17, 2026	500,000	44,551	-	-
		$1,000,000	$133,259	$400,000	$72,642

(1) SOFR in Facility B has a floor of 0.25%

Colliers Mortgage LLC (“Colliers Debt & Structured Finance”) has warehouse credit facilities which are used exclusively for the purpose of funding warehouse mortgages receivable. The mortgage warehouse credit facilities are recourse only to Colliers Debt & Structured Finance, are revolving and are secured by warehouse mortgages financed on the facilities.

On September 18, 2025, an additional financing agreement for Facility C with a borrowing capacity of $500,000, with a maturity date on September 17, 2026, was completed.

On October 16, 2025, the maturity date for Facility A was extended to October 15, 2026.